Annual Total Returns- Janus Henderson Large Cap Value Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Large Cap Value Fund - Class I	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.19%	(0.20%)	13.33%	27.20%	11.20%	(3.41%)	12.23%	14.57%	(8.54%)	26.48%